Share-based Payment - Schedule of Number and Contractual Life of Options (Details) - Stock Option Plan - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding	290,941	306,321
Weighted number of options exercisable	106,476	102,883
$43.40 - $66.85
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		$ 43.4
Exercise price, upper range limit		$ 66.85
Weighted remaining contractual life outstanding		4 years 10 months 13 days
Number of options outstanding		67,858
$17.57 - $55.42
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 17.57
Exercise price, upper range limit	$ 55.42
Weighted remaining contractual life outstanding	4 years 5 months 23 days
Number of options outstanding	187,549
Weighted number of options exercisable	28,571
Weighted average exercise price	$ 42.35
$66.86 - $71.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		$ 66.86
Exercise price, upper range limit		$ 71.75
Weighted remaining contractual life outstanding		4 years 4 months 6 days
Number of options outstanding		135,071
Weighted number of options exercisable		29,665
Weighted average exercise price		$ 69.3
$55.43 - $92.36
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	55.43
Exercise price, upper range limit	$ 92.36
Weighted remaining contractual life outstanding	4 years 11 months 4 days
Number of options outstanding	84,150
Weighted number of options exercisable	61,912
Weighted average exercise price	$ 90.42
$71.76 - $82.60
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		71.76
Exercise price, upper range limit		$ 82.6
Weighted remaining contractual life outstanding		5 years 2 months 4 days
Number of options outstanding		86,294
Weighted number of options exercisable		60,131
Weighted average exercise price		$ 74.55
$92.37 - $106.33
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	92.37
Exercise price, upper range limit	$ 106.33
Weighted remaining contractual life outstanding	5 months 12 days
Number of options outstanding	2,143
Weighted number of options exercisable	2,143
Weighted average exercise price	$ 95.97
$82.61 - $181.65
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		82.61
Exercise price, upper range limit		$ 181.65
Weighted remaining contractual life outstanding		2 years 7 months 9 days
Number of options outstanding		10,350
Weighted number of options exercisable		7,102
Weighted average exercise price		$ 149.45
$106.34 - $233.84
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	106.34
Exercise price, upper range limit	$ 233.84
Weighted remaining contractual life outstanding	2 years 4 months 9 days
Number of options outstanding	10,350
Weighted number of options exercisable	7,101
Weighted average exercise price	$ 178.11
$181.66 - $232.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		181.66
Exercise price, upper range limit		$ 232.75
Weighted remaining contractual life outstanding		6 years 6 months
Number of options outstanding		6,748
Weighted number of options exercisable		5,985
Weighted average exercise price		$ 210
$233.85 - $274.39
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	233.85
Exercise price, upper range limit	$ 274.39
Weighted remaining contractual life outstanding	6 years 3 months
Number of options outstanding	6,749
Weighted number of options exercisable	6,749
Weighted average exercise price	$ 259.65